UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
July 16, 2010

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                76
                                              -----------
Form 13F Information Table Value Total:       $   465,274
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 06/30/10








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
3M Company	COM   88579Y101 3,467  43,904SH SOLE		       43,904
Alliance Res.	COM   01877r108	2,478  55,109SH	SOLE		       55,109
Altria Group    COM   02209S103 4,969 247,996SH SOLE                  247,996
Amerigroup Corp.COM   03073T102	  844  26,000SH SOLE                   26,000
Anadarko Pete	COM   032511107   500  13,865SH SOLE		       13,865
AT&T		COM   00206R102 4,476 185,076SH SOLE		      185,076
Boardwalk Pipe.	COM   096627104 2,312  76,885SH SOLE		       76,885
BP PLC		COM   055622104	3,244 112,355SH	SOLE		      112,355
Buckeye Partner COM   118230101 2,534  42,934SH SOLE                   42,934
CBL & Assoc PPt	COM   124830100   900  72,406SH SOLE                   72,406
Chevron Corp	COM   166764100 7,605 112,077SH SOLE	              112,077
Cogent          COM   19239Y108   576  64,000SH SOLE                   64,000
ConocoPhillips  COM   20825C104 7,529 153,389SH SOLE                  153,389
Cooper Tire Rub COM   216831107   711  36,500SH SOLE                   36,500
Coventry Health COM   222862104   742  42,000SH SOLE                   42,000
Direxion Lg Cap COM   25459W854 12,138 831,000SH SOLE                 831,000
Eagle Rock Rts. COM   269exr191   847 253,632SH SOLE                  253,632
Eagle Rock      COM   26985r104 1,799 348,664SH SOLE                  348,664
Enbridge Energy COM   29250r106 1,852  35,340SH SOLE                   35,340
Enerplus Res	COM   29274D604	  934  43,338SH SOLE		       43,338
Energy Transfer COM   29273R109 1,676  36,122SH SOLE                   36,122
Enterprise Prod COM   293792107 2,220  62,770SH SOLE                   62,770
Excelon  	COM   30161N101 4,237 111,594SH SOLE                  111,594
Freeport McM.	COM   35671D857 8,102 137,035SH SOLE                  137,035
Freightcar Amer.COM   357023100   732  32,400SH SOLE                   32,400
Frontier Oil    COM   35914P105   672  50,000SH SOLE                   50,000
FUQI Int'l      COM   36102A207   612  90,000SH SOLE                   90,000
Gamestop	COM   36467w109	  845  45,017SH SOLE                   45,017
General Elec	COM   369604103	2,540 176,168SH SOLE		      176,168
General Cable	COM   369300108   799  30,000SH SOLE                   30,000
GlaxoSmithKlin  COM   37733W105 2,847  83,735SH SOLE                   83,735
Heinz		COM   423074103 1,684  38,966SH SOLE		       38,966
Hershey Co.	COM   427866108	6,502 135,675SH SOLE		      135,675
Home Depot	COM   437076102	4,130 147,156SH SOLE		      147,156
Intel Corp.     COM   458140100 6,022 309,637SH SOLE                  309,637
Ishares TR Dow  COM   464287739 1,888  40,000SH SOLE                   40,000
Johnson & John	COM   478160104 3,635  61,558SH SOLE                   61,558
Kimberly Clark  COM   494368103 3,024  49,889SH	SOLE                   49,889
Kinder Morgan   COM   494550106 2,281  35,068SH SOLE                   35,068
Kraft Foods 	COM   50075N104 4,580 163,584SH SOLE		      163,584
Lilly Eli & CO  COM   532457108 4,505 134,481SH SOLE                  134,481
Magellan Mid.   COM   559080106 2,131  45,598SH SOLE                   45,598
Merck & Co.	COM   589331107 6,157 176,089SH SOLE                  176,089
Mesa Royalty TR COM   590660106 1,181  25,741SH SOLE                   25,741
Neutral Tandem  COM   64128B108   506  45,000SH SOLE                   45,000
Nicor Inc.	COM   654086107	4,483 110,706SH SOLE		      110,706
Norfolk SOuth   COM   655844108 6,872 129,543SH SOLE                  129,543
Nustar          COM   67058h102 3,061  53,339SH SOLE                   53,339
Nutri System    COM   67069D108 1,147  50,000SH SOLE                   50,000
Occidental Pet.	COM   674599105	237,300 3,075,835SH SOLE            3,075,835
Olin Corp	COM   680665205 8,578 474,189SH SOLE                  474,189
Patterson UTI   COM   703481101   686  53,350SH SOLE                   53,350
Penn VA         COM   707884102 1,296  62,006SH SOLE                   62,006
Penn West Ener. COM   707885109 1,848  97,167SH SOLE                   97,167
Pfizer		COM   717081103 4,850 340,156SH SOLE                  340,156
Philip Morris	COM   718172109	4,944 107,872SH SOLE		      107,872
Pioneer Drillin COM   723655106	  486  85,890SH SOLE                   85,890
Plains All Amer COM   726503105 2,253  38,392SH SOLE                   38,392
Proshares TR    COM   74347x856 6,685 169,910SH SOLE                  169,910
Fin. Sector SPDRCOM   81369Y605 3,649 264,238SH SOLE                  264,238
Smith & Wesson  COM   831756101   777 190,000SH SOLE                  190,000
Suncor Energy   COM   867229106   485  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 2,315  32,154SH SOLE                   32,154
Sun Cmntys Inc. COM   866674104 5,192 200,000SH SOLE                  200,000
Sysco Corp	COM   871829107 6,368 222,905SH SOLE                  222,905
T C Pipelines   COM   87233q108 2,238  54,658SH SOLE                   54,658
Total System SvcCOM   891906109   680  50,000SH SOLE                   50,000
Trinity Indust. COM   896522109   888  50,163SH SOLE                   50,163
Universal Corp	COM   913456109 3,018  76,070SH SOLE                   76,070
Universal ForestCOM   913543104   575  19,000SH SOLE                   19,000
Valero Energy   COM   91913Y100 4,824 268,332SH SOLE                  268,332
Verizon Comm	COM   92343V104 5,411 193,115SH SOLE                  193,115
Viropharma Inc. COM   928241108 1,316 117,470SH SOLE                  117,470
Wal-Mart 	COM   931142103	5,356 111,441SH SOLE		      111,441
Western Refin.  COM   959319104   764 152,000SH SOLE                  152,000
Weyerhaeuser	COM   962166104	2,925  83,102SH SOLE		       83,102





REPORT SUMMARY:   76        465,274